INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

		As of December 31,
	Note	2023	2024	2024
		VND million	VND million	USD
Short-term
Loans from banks	13.1	24,337,193	24,210,045	994,865,215
Current portion of long-term loans	13.2	7,143,376	7,279,170	299,123,485
Current portion of bonds	13.3	11,443,465	7,605,487	312,532,854
Loans from others		—	29,384	1,207,478
TOTAL		42,924,034	39,124,086	1,607,729,032
Long-term
Loans from banks	13.2	22,590,438	16,924,140	695,464,968
Bonds	13.3	7,551,628	5,938,750	244,041,504
Loans from others		28,083	—	—
TOTAL		30,170,149	22,862,890	939,506,472

Schedule of short-term loans from banks and interest rate

Details of the short-term loans from banks as of December 31, 2024 were as follows:

Bank	As of December 31, 2024		Maturity	Collateral
		USD
		(Convenience
	VND million	translation)
Bank 1	6,032,808	247,906,637	From January	Shares and properties of affiliates;
			to October	guaranteed by the ultimate parent
			2025	company
Bank 2	6,602,705	271,325,457	From January to	Shares and properties of affiliates;
			December 2025	machines and equipment of the Company; guaranteed by the ultimate
				parent company
Bank 3	2,606,592	107,112,883	From January	Shares of affiliates; guaranteed by the
			to December	ultimate parent company
			2025
Bank 4	1,439,745	59,163,550	From January	Shares, bonds and properties of affiliates;
			to September	machineries held by the Company and payment guarantee from the ultimate
			2025	parent company
Bank 5	1,088,269	44,720,321	From January	Shares, bonds and properties of affiliates;
			to September	machineries held by the Company and payment guarantee from the ultimate
			2025	parent company
Bank 6	462,805	19,018,081	From January	Vehicles under loan contract and
			to May	payment guarantee from the
			2025	ultimate parent company
Bank 7	3,984,964	163,754,428	From January	Shares of an affiliate;
			to June 2025	guaranteed by the
				ultimate parent company
Bank 8	257,001	10,560,962	From January	Shares of the ultimate parent company
			to December	held by individuals and properties of an affiliate ; payment guarantee from
			2025	ultimate parent company
Bank 9	780,625	32,078,282	From January	Letter of Comfort from the ultimate parent
			to March	company and Standby Letter of Credit
			2025	(“SBLC”) from a commercial bank
Bank 10	441,945	18,160,879	April 2025	Payments guaranteed by the
				ultimate parent company and
				SBLC from
				a commercial bank
Bank 11	442,736	18,193,384	October 2025	Payments guaranteed by
				Vingroup Investment company
				and SBLC from
				a commercial bank
Loans from others	69,850	2,870,351	February 2025	Certain inventories (Note 8)
TOTAL	24,210,045	994,865,215

Details of the short-term loans from banks as of December 31, 2023 were as follows:

Bank	As of December 31, 2023		Maturity	Collateral
		USD
		(Convenience
	VND million	translation)
Bank 1	9,673,428	405,322,577	From January	Shares and properties of affiliates;
			to July	guaranteed by the ultimate parent
			2024	company
Bank 2	5,808,527	243,380,818	From January to	Shares and properties of affiliates;
			November 2024	machines and equipment of the Company; guaranteed by the
				ultimate parent company
Bank 3	1,999,554	83,782,543	From February	Shares of affiliates;
			to December	guaranteed by the
			2024	ultimate parent company
Bank 4	1,495,421	62,659,072	From March	Shares, bonds and properties of affiliates; machineries held by the
			to June	Company and payment guarantee from
			2024	the ultimate parent company
Bank 5	1,300,000	54,470,795	From April	Shares, bonds and properties of affiliates;
			to June	machineries held by the Company and payment guarantee
			2024	from the ultimate parent company
Bank 6	824,671	34,554,208	May 2024	Vehicles under loan contract and
				payment guarantee from the
				ultimate parent company
Bank 7	2,994,392	125,466,838	From January	Shares of an affiliate;
			to June 2024	guaranteed by the
				ultimate parent company
Bank 8	241,200	10,106,429	From October	Shares of the ultimate parent company held by individuals and
			to December	properties of an affiliate; payment
			2024	guarantee from ultimate parent
				company
TOTAL	24,337,193	1,019,743,280

Loans and borrowings	Currency	Interest rate per annum applicable in 2023	Interest rate per annum applicable in 2024
Short-term Loans	VND	From 6.7% to 15%	From 8.5% to 15%
Short-term Loans	USD	—	From 6.3% to 10.5%
Short-term Loans	EUR	—	From 5.8% to 6.73%
Short-term Loans	IDN	—	8.07%
Short-term Loans	INR	—	8.95%
Letter of Credit	VND	From 10.5% to 14.5%	9.5%

Schedule of long-term loans from banks and interest rate

Lenders	As of December 31, 2024		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	12,751,953	524,016,971	From March 2025 to September 2030	(i)
In which: current portion	2,491,712	102,392,110
Syndicated loan No.4	1,970,809	80,986,604	From June 2025 to December 2026	(i)
In which: current portion	447,924	18,406,575
Syndicated loan No.5	3,165,712	130,088,843	From May 2025 to November 2029	(i)
In which: current portion	358,603	14,736,100
Syndicated loan No.7	6,266,690	257,517,568	From November 2027 to November 2028	(i)
In which: current portion	3,941,273	161,959,030
Loan from others	48,146	1,978,467	From February 2025 to October 2026	(ii)
In which: current portion	39,658	1,629,670
TOTAL	24,203,310	994,588,453
In which:
Non-current portion	16,924,140	695,464,968
Current portion	7,279,170	299,123,485

Lenders	As of December 31, 2023		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	13,997,995	575,220,670	From March 2024 to September 2030	(i)
In which: current portion	2,176,904	89,455,681
Syndicated loan No.2	4,473,261	183,820,053	From May 2024 to November 2024	(i)
In which: current portion	4,473,261	183,820,053
Syndicated loan No.4	2,200,874	90,440,682	From June 2024 to December 2026	(i)
In which: current portion	358,215	14,720,156
Syndicated loan No.5	3,127,891	128,534,662	From November 2024 to November 2029	(i)
In which: current portion	129,791	5,333,511
Syndicated loan No.6	5,918,804	243,221,862	From November 2025 to November 2026	(i)
Loan from others	14,989	615,944	From January 2024 to October 2026	Unsecured
In which: current portion	5,205	213,887
TOTAL	29,733,814	1,221,853,873
In which:
Non-current portion	22,590,438	928,310,585
Current portion	7,143,376	293,543,288
(i)	As of December 31, 2024 and 2023, these long-term loans were secured by:
●	The Debt Service Reserve Account at the offshore account management bank, the Revenue Account at a commercial bank with outstanding balance;
●	Certain shares of an affiliate of the Group held by the ultimate parent company;
●	Payment guarantee from the ultimate parent company and a commercial bank. The payment guarantee from the commercial bank is secured by certain properties held by affiliates.;
(ii)	As of December 31, 2024, these long-term loans were secured by vehicles under loan contract.

Loans and borrowings	Currency	Interest rate applicable in 2023	Interest rate applicable in 2024
Secured loans without swap contract	USD	Floating interest rate, from 4.93% to 9.09% per annum	Floating interest rate, from 7.12% to 9.08% per annum
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts (Note 21A)	USD	Fixed interest rate under swap contract from 4.1% to 9.15% per annum	Fixed interest rate under swap contract from 4.1% per annum
Secured loans	EUR	—	Floating interest rate, from 5.08% to 6.73% per annum

Schedule Of Bonds

Bonds	As of December 31, 2024		Maturity	Interest rate	Collateral
		USD
		(Convenience
	VND million	translation)
Bond No.1	1,995,793	82,013,273	May 2025	Floating interest rate, annual interest rate from 9.775% to 10.175% per annum	(i)
In which: current portion	1,995,793	82,013,273
Bond No.2	4,992,091	205,140,374	From January to March 2025	Fixed interest rate from 14.4% to 14.5% per annum	(ii)
In which: current portion	4,992,091	205,140,374
Bond No.3	617,603	25,379,207	September 2025	Floating interest rate, annual interest rate from 10.875% to 11.225% per annum	(iii)
In which: current portion	617,603	25,379,207
Bond No.5	1,977,750	81,271,831	October 2026	Fixed interest rate at 13.5% per annum	(iv)
Bond No.6	3,951,000	162,358,742	October 2029	Fixed interest rate at 13.5% per annum	(iv)
Bond No.7	10,000	410,931	December 2026	Fixed interest rate at 13.5% per annum	(iv)

TOTAL	13,544,237	556,574,358
In which:
Non-current portion	5,938,750	244,041,504
Current portion	7,605,487	312,532,854
(i)	This bond issue is secured by shares of an affiliate held by the ultimate parent company; payment guaranteed by the ultimate parent company.
(ii)	This bond issue is secured by shares of an affiliate company held by the ultimate parent company and shares of the ultimate parent company held by Vietnam Investment Group Joint Stock Company (“VIG”); payment guaranteed by the ultimate parent company.
(iii)	This bond issue is secured by shares of the ultimate parent company held by VIG; payment guaranteed by the ultimate parent company.
(iv)	This bond issue is secured by shares and real estates of affiliates under common control of the ultimate parent company; payment guaranteed by the ultimate parent company. As of December 31, 2024, the Group’s collateral cover ratio was less than the required ratio specified in the related bond agreements. By the date of the consolidated financial statements, the Group completed administrative procedures with the relevant regulatory body to register the additional collaterals within committed timeline.

The balance as of 31 December 2023 includes bonds arranged by a third counterparty:

Bonds	As of December 31, 2023		Maturity	Interest rate	Collateral
		USD
		(Convenience
	VND million	translation)
Bond No.1	1,985,738	83,203,626	May 2025	Floating interest rate, annual interest rate from 9.26% to 11.675% per annum	(i)

Bond No.2	4,951,792	207,483,100	From January to March 2025	Fixed interest rate from 14.4% to 14.5% per annum	(ii)

Bond No.3	614,098	25,731,086	September 2025	Floating interest rate, annual interest rate from 10.42% to 11.725% per annum	(iii)

Bond No.4	11,443,465	479,488,182	December 2024	Floating interest rate, annual interest rate from 9.975% to 11.825% per annum	(iv)
In which: current portion	11,443,465	479,488,182

TOTAL	18,995,093	795,905,994
In which:
Non-current portion	7,551,628	316,417,812
Current portion	11,443,465	479,488,182
(i)	This bond issue is secured by shares of an affiliate held by the ultimate parent company; payment guaranteed by the ultimate parent company.
(ii)	This bond issue is secured by shares of the ultimate parent company held by the Company’s Managing Director and CEO; payment guaranteed by the ultimate parent company.
(iii)	This bond issue is secured by shares of the ultimate parent company held by VIG; payment guaranteed by the ultimate parent company.
(iv)	This bond issue is secured by shares of an affiliate held by the ultimate parent company; payment guaranteed by the ultimate parent company.